Significant Accounting Policies - Schedule of Class A Ordinary Share Subject To Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Gross proceeds				$ 250,000,000
Proceeds allocated to Public Rights				(750,000)
Class A ordinary shares issuance costs				(11,358,489)
Remeasurement of carrying value to redemption value	$ 2,685,470	$ 2,652,210	$ 2,636,302	13,864,687
Class A ordinary shares subject to possible redemption	$ 259,730,180	$ 257,044,710	$ 254,392,500	$ 251,756,198